Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 2,294	R 1,586
Deferred tax assets	(189)	(203)
Deferred tax liability (asset)	2,105	1,383	R 1,906
Net deferred tax liability	2,105	1,383
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	3,366	2,566
Amortisation And Depreciation Of Deferred Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	3,266	2,375
Derivative Financial Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	48	143
Deferred tax assets	(272)	0
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	52	48
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,261)	(1,183)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,761)	(3,863)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member] | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,512)	(3,521)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,220)	(1,133)
Contingent consideration liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(63)	(39)
Streaming contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(43)	(86)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,925)	(1,524)
Unused tax losses [member] | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,657)	(1,417)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	6,025	5,465
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (2)	R (3)